TRADE RECEIVABLE (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 8,408	¥ 60,988	$ 8,304	¥ 57,280	¥ 51,027
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,010	14,577	2,667	18,401	19,026
Not Later Than One Year To Two Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,800	13,058	2,015	13,896	5,106
Not Later Than Two Year To Three [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,635	11,860	655	4,518	12,796
Over Three Years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,963	¥ 21,493	$ 2,967	¥ 20,465	¥ 14,099